Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment	Exposures to credit risk arise in our business segments from:

Retail and Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime
lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages
for non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals,
such as loans, credit cards and
overdrafts.
–Banking services to businesses
with turnover up to £6.5m per
annum and simpler borrowing
needs. We offer loans, credit
cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through
Santander Consumer (UK) plc
(SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car
Financial Services UK Limited, we
provide retail point of sale customer
finance and wholesale finance
facilities (stock finance).

–Loans, bank accounts, treasury
services, invoice discounting, cash
transmission, trade finance and asset
finance.
–We provide these to SMEs and mid-
sized corporates with turnover up to
£500m per annum, Commercial Real
Estate and Social Housing
associations.

–Asset and liability management of our
balance sheet.
–Exposures include financial institutions
(derivatives and other treasury
products), structured products, and
sovereign and supranational assets
chosen for diversification and liquidity.
–Crown Dependencies - mainly
residential mortgages to individuals in
Jersey and the Isle of Man.

Disclosure of Type of Credit Risk Mitigation by Portfolio	The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Business banking services
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee supporting losses on amounts lent under its Coronavirus Loan Schemes as collateral with 100% for Bounce Back Loan Scheme (BBLS) and 80% for Coronavirus
Business Interruption Loan Scheme (CBILS).

The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral. Before agreeing the loan, we get an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan and where appropriate, a bank representative visits the property. We also get an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Crown Dependencies	We manage the risk on this portfolio in a similar way as for mortgages in Retail and Business Banking.

Disclosure of Types of Forbearance	The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms.

Interest-only
Historical interest-only payments due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can also capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited. We may combine this help with term extensions and, in the past, interest-only concessions. In certain cases, we may offer interest rate concessions.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk	We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial Statements.

Disclosure of Key Differences between Regulatory EL and IFRS 9 ECL Models	There are differences between the regulatory EL and IFRS 9 ECL approaches. Although our IFRS 9 models use the existing Basel advanced IRB risk components, we make adjustments to ensure the outcome is in line with IFRS 9, i.e. the financial reporting standard we use, as follows.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Recognises ability for exposure to reduce from balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date

Schedule of Macroeconomic Assumptions for Each Five Scenarios

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(4)
		%	%	%	%	%	%
GDP(1)	2022 (actual)	4.3	4.3	4.3	4.3	4.3	4.3
	2023	0.6	0.5	0.5	0.5	0.3	0.5
	2024	1.0	0.4	(0.1)	(1.8)	(3.3)	(0.4)
	2025	2.1	1.3	0.2	(0.9)	(1.4)	0.6
	2026	2.4	1.5	0.5	0.4	0.6	1.1
	2027	2.4	1.4	0.3	0.7	2.2	1.4
	2028	2.4	1.4	0.3	0.8	2.6	1.4
	5-year average increase/decrease	2.1	1.2	0.3	(0.2)	0.1	N/A
	Peak/(trough) at(2)(3)	—	—	(0.2)	(2.8)	(5.1)	(1.1)
Bank Rate(1)	2022 (actual)	3.50	3.50	3.50	3.50	3.50	3.50
	2023	5.25	5.25	5.25	5.25	5.25	5.25
	2024	4.25	4.50	5.25	6.50	3.75	4.88
	2025	3.25	3.50	4.00	5.00	2.00	3.68
	2026	2.75	3.25	3.25	3.75	2.00	3.18
	2027	2.75	3.00	3.00	3.00	2.50	2.93
	2028	2.75	3.00	3.00	3.00	2.50	2.93
	5-year end period	2.75	3.00	3.00	3.00	2.50	N/A
	Peak/(trough) at	5.25	5.25	5.75	6.50	5.25	5.55
HPI(1)	2022 (actual)	5.0	5.0	5.0	5.0	5.0	5.0
	2023	(1.7)	(2.2)	(4.7)	(6.3)	(7.8)	(3.8)
	2024	2.0	(1.0)	(11.7)	(18.8)	(25.8)	(7.8)
	2025	6.5	2.5	3.4	3.6	3.6	3.3
	2026	5.1	3.0	2.1	1.6	1.6	2.7
	2027	4.0	3.0	3.0	1.6	1.6	2.7
	2028	3.6	3.0	3.1	1.8	1.8	2.7
	5-year average increase/decrease	4.3	2.0	(0.8)	(3.3)	(5.4)	N/A
	Peak/(trough) at(2)	(3.7)	(6.5)	(17.5)	(25.5)	(33.0)	(13.8)
Unemployment(1)	2022 (actual)	3.7	3.7	3.7	3.7	3.7	3.7
	2023	4.3	4.3	4.3	4.3	4.4	4.3
	2024	4.3	4.8	4.8	5.6	8.5	5.3
	2025	3.7	4.4	4.9	5.9	8.0	5.1
	2026	3.4	4.3	5.2	6.2	7.4	5.0
	2027	3.0	4.3	5.4	6.1	6.8	4.9
	2028	3.0	4.2	5.3	5.8	6.2	4.7
	5-year end period	3.0	4.2	5.3	5.8	6.2	N/A
	Peak/(trough) at	4.5	4.8	5.5	6.2	8.5	5.5
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)GDP peak taken from GDP level at Q2-23 and HPI peak taken from HPI level at Q3-22.
(3)Reported as Peak/(trough) from 2023 to align with other metrics.
(4)The weighted peak to trough and 5 year peak calculations are based on the annual profiles shown.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the five scenarios at 31 December 2022:

		Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted(5)
		%	%	%	%	%	%
GDP(1)	2021 (actual)	7.5	7.5	7.5	7.5	7.5	7.5
	2022	4.4	4.4	4.3	4.2	3.7	4.3
	2023	(1.0)	(1.3)	(1.9)	(2.7)	(6.4)	(2.2)
	2024	0.8	0.5	(0.3)	(0.9)	(0.7)	—
	2025	2.0	1.6	0.5	0.2	1.7	1.2
	2026	2.0	1.5	0.4	0.6	1.5	1.2
	5-year average increase/decrease	1.2	0.8	(0.2)	(0.5)	(0.6)	0.3
	Cumulative growth/(fall) to peak/(trough)(2)(4)	6.0	3.8	(0.8)	(2.2)	(3.1)	1.3
Bank Rate(1)	2021 (actual)	0.25	0.25	0.25	0.25	0.25	0.25
	2022	3.50	3.50	3.50	3.50	3.50	3.50
	2023	3.75	4.00	3.50	6.00	3.75	4.29
	2024	3.00	3.25	2.75	5.50	3.00	3.59
	2025	2.50	2.75	2.50	3.50	2.75	2.85
	2026	2.25	2.50	2.25	3.00	2.50	2.55
	5-year end period	2.25	2.50	2.25	3.00	2.50	2.55
	Peak/(trough) at(3)	3.75	4.00	3.50	6.00	4.00	4.31
HPI(1)	2021 (actual)	8.7	8.7	8.7	8.7	8.7	8.7
	2022	7.6	7.0	7.6	7.6	7.6	7.3
	2023	(8.8)	(10.0)	(10.0)	(10.9)	(15.8)	(10.7)
	2024	(4.3)	—	(6.7)	(8.8)	(14.3)	(4.4)
	2025	0.6	2.0	(3.1)	(4.9)	(4.1)	(0.8)
	2026	4.1	3.0	(0.2)	(0.6)	4.7	2.0
	5-year average increase/decrease	(0.7)	(0.6)	(3.8)	(4.7)	(4.8)	(2.3)
	Peak/(trough) at(3)	(12.8)	(11.2)	(19.0)	(23.1)	(30.7)	(16.8)
Unemployment(1)	2021 (actual)	4.0	4.0	4.0	4.0	4.0	4.0
	2022	3.7	3.8	3.7	3.7	4.4	3.8
	2023	4.7	4.7	5.1	5.5	8.5	5.3
	2024	4.5	5.1	5.4	5.9	8.0	5.6
	2025	4.5	4.5	5.8	6.4	7.4	5.4
	2026	4.4	4.3	6.1	6.6	6.8	5.3
	5-year end period	4.2	4.3	6.1	6.4	6.2	5.2
	Peak/(trough) at(3)	4.7	5.1	6.1	6.6	8.5	5.9
(1)GDP is the calendar year annual growth rate, HPI is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
(2)This is the cumulative growth for the 5-year period.
(3)For GDP and house price growth it is the peak to trough change within the 5-year period; for the unemployment rate it is the peak; and for Bank Rate it is the peak or trough.
(4)      If we had calculated GDP on the peak/(trough) basis as adopted for 2023 our upside scenario would have been (1.5%); base case scenario (1.9%); downside 1 (2.7%); stubborn inflation (4.0%); downside 2
(8.8%).
(5)      The weighted peak to trough and 5-year peak calculations are based on the annual profiles shown.

Schedule of Scenario Weights Applied to Scenarios	The scenario weights we applied for 2023 and 2022 were:

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
Scenario weights	%	%	%	%	%	%
2023	10	50	10	20	10	100
2022	5	50	15	20	10	100
2023 compared to 2022
We continue to use both the entire historical GDP data set available for the Monte Carlo analysis to smooth out the large GDP data swings seen in the pandemic as well as the data set from 2009 onwards. The CAGRs are now returning to more 'normal' levels associated with our scenarios as the economy unwinds from the
2020 shock. For H223, the base case using the 2009 data set show that the base case sits around the 50th probability path and that the downside scenarios sit between the 60th to 80th probability paths suggesting that a lower weight than the base case remains appropriate.
We also need to consider the UK economic and political environment when applying weights. Given the current cost of living crisis, we remain of the view that the risks to UK growth are still biased to the downside and include: further geopolitical events creating more challenges for economies both in the UK and abroad; the potential for further upside inflation surprises causing inflation to stay above target for longer, raising the cost of living and so reducing consumer demand;
continuing weak investment reflecting the uncertain nature of the economic environment; and a continuing and significant mismatch between vacancies and skills along with a smaller labour force, which may bring disruption to any recovery in the latter years of the forecast.
In 2023, we increased the weight on the Upside scenario by 5% with a corresponding decrease in our Downside 1 to rebalance the overall weighted ECL. It was also to reflect both the change in the fan chart parameters used to determine the Upside and Downside 1 scenarios and the fact that the economic growth outlook has improved slightly since the end of 2022.

Disclosure of Definition of Default by Segment	We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail and Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–Their loan term has ended, but they still owe us money more than three months later
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk

Retail and Business Banking				Consumer Finance(2)	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking (1)
	Personal loans	Credit cards	Overdrafts
30bps	30bps	340bps	260bps	300bps	30bps	Internal rating method
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.
(2)Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk	We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2023 and 2022 were:

Retail and Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Everyday Banking(1)
	Personal loans	Credit cards	Overdrafts
– In forbearance – Default in last 24m – 30 Days past due (DPD) in last 12m – Bankrupt – £100+ arrears	– In Collections – Default in last 12m – £50+ arrears	– In forbearance – Default in last 12m – In Collections – £100+ arrears – Behaviour score indicators	– Fees suspended – Default in last 12m – Debit dormant >35 days – Any excess in month	– In forbearance – Deceased or Insolvent – Court ‘Return of goods’ order or Police watchlist – Agreement terminated – Payment holiday – Cash Collection	– In forbearance – Default in last 12m – Watchlist: proactive management – Default at proxy origination	– Watchlist: proactive management
(1)For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Retail and Business Banking
	Mortgages	Everyday Banking		Consumer Finance	CCB	Corporate Centre	Total
		Credit Cards	Other
2023	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	123	123	62	240	—	682
Individually assessed	4	—	—	—	124	—	128
ECL before JAs	138	123	123	62	364	—	810
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	16	—	—	—	—	—	16
12+ months in arrears	14	—	—	—	—	—	14
UPL loss floor	—	—	6	—	—	—	6
Model underestimation	36	—	—	—	—	—	36
Corporate single large exposure	—	—	—	—	23	—	23
Other	12	1	3	4	(31)	—	(11)
Total JAs (excluding Affordability and Cost of Living JAs)	78	1	9	4	(8)	—	84
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	24	—	24
Secured affordability	9	—	—	4	—	—	13
Unsecured affordability	—	16	22	—	—	—	38
Mortgage refinancing risk	19	—	—	—	—	—	19
SME debt burden	—	—	6	—	—	—	6
Total Affordability and Cost of Living JAs	28	16	28	4	24	—	100
Total JAs	106	17	37	8	16	—	184
Total ECL	244	140	160	70	380	—	994

2022	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	134	112	93	65	194	—	598
Individually assessed	—	—	—	—	112	—	112
ECL before JAs	134	112	93	65	306	—	710
JAs (excluding Affordability and Cost of Living JAs)
Long-term indeterminate arrears	13	—	—	—	—	—	13
12+ months in arrears	22	—	—	—	—	—	22
UPL loss floor	—	—	15	—	—	—	15
Model underestimation	36	2	19	—	—	—	57
Corporate single large exposure	—	—	—	—	23	—	23
Other	21	1	10	2	3	—	37
Total JAs (excluding Affordability and Cost of Living JAs)	92	3	44	2	26	—	167
Affordability and Cost of Living JAs
Corporate lending to segments affected by supply chain pressures	—	—	—	—	61	—	61
Mortgage affordability	27	—	—	—	—	—	27
Retail Unsecured Affordability	—	15	20	—	—	—	35
SME debt burden	—	—	7	—	—	—	7
Total Affordability and Cost of Living JAs	27	15	27	—	61	—	130
Total JAs	119	18	71	2	87	—	297
Total ECL	253	130	164	67	393	—	1,007

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2023	£m	£m	£m	£m	£m	£m
Exposure	300,969	300,969	300,969	300,969	300,969	300,969
Retail and Business Banking	204,357	204,357	204,357	204,357	204,357	204,357
– Mortgages	183,568	183,568	183,568	183,568	183,568	183,568
– EDB - Credit Cards	13,116	13,116	13,116	13,116	13,116	13,116
– EDB - Other	7,673	7,673	7,673	7,673	7,673	7,673
Consumer Finance	5,228	5,228	5,228	5,228	5,228	5,228
CCB	27,277	27,277	27,277	27,277	27,277	27,277
Corporate Centre	64,107	64,107	64,107	64,107	64,107	64,107

ECL	834	898	993	1,179	1,412	994
Retail and Business Banking	420	467	538	692	891	544
– Mortgages	143	176	236	365	564	244
– EDB - Credit Cards	132	138	142	150	150	140
– EDB - Other	145	153	160	177	177	160
Consumer Finance	68	69	70	72	72	70
CCB	346	362	385	415	449	380
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	6	6	6	7	12	8
Retail and Business Banking	6	7	7	8	15	9
– Mortgages	7	7	7	8	17	10
– EDB - Credit Cards	2	3	3	3	3	3
– EDB - Other	7	8	8	9	9	8
Consumer Finance	6	6	6	6	6	6
CCB	13	14	14	17	20	13
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1	1
Retail and Business Banking	1	1	1	1	1	1
– Mortgages	1	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2	2	2	2	2	2
Consumer Finance	—	—	—	—	—	—
CCB	3	3	3	3	3	3
Corporate Centre	—	—	—	—	—	—

	Upside	Base case	Downside 1	Stubborn Inflation	Downside 2	Weighted
2022	£m	£m	£m	£m	£m	£m
Exposure	312,830	312,830	312,830	312,830	312,830	312,830
Retail and Business Banking	216,383	216,383	216,383	216,383	216,383	216,383
– Mortgages	195,170	195,170	195,170	195,170	195,170	195,170
– EDB - Credit Cards	12,845	12,845	12,845	12,845	12,845	12,845
– EDB - Other	8,368	8,368	8,368	8,368	8,368	8,368
Consumer Finance	5,739	5,739	5,739	5,739	5,739	5,739
CCB	28,299	28,299	28,299	28,299	28,299	28,299
Corporate Centre	62,409	62,409	62,409	62,409	62,409	62,409

ECL	931	933	994	1,150	1,384	1,007
Retail and Business Banking	490	498	530	648	831	546
– Mortgages	215	219	245	325	502	253
– EDB - Credit Cards	122	123	127	140	142	130
– EDB - Other	153	156	158	183	187	163
Consumer Finance	65	66	65	68	69	67
CCB	376	369	399	434	484	394
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 2	4	4	5	7	11	7
Retail and Business Banking	4	4	4	6	10	7
– Mortgages	4	4	4	6	11	7
– EDB - Credit Cards	2	2	2	3	3	3
– EDB - Other	7	7	7	8	9	8
Consumer Finance	6	6	6	6	6	6
CCB	8	9	9	14	18	12
Corporate Centre	—	—	—	—	—	—
	%	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1	1
Retail and Business Banking	1	1	1	1	1	1
– Mortgages	1	1	1	1	1	1
– EDB - Credit Cards	—	—	—	—	—	—
– EDB - Other	2	2	2	2	2	2
Consumer Finance	1	1	1	1	1	1
CCB	2	2	2	2	2	2
Corporate Centre	—	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2023	70	38	(54)	(155)
2022	48	32	(61)	(176)

Disclosure of Factors to Measure ECL	For accounts not in default at the reporting date, we estimate a monthly ECL for each exposure and for each month over the forecast period. The lifetime ECL is the sum of the monthly ECLs over the forecast period, while the 12-month ECL is limited to the first 12 months. We calculate each monthly ECL as the discounted value for the relevant forecast month of the product of the following factors:

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following month, assuming it has not closed or defaulted since the reporting date. For each month in the forecast period, we estimate the monthly PD from a range of factors. These include the current risk grade for the exposure, which becomes less relevant further into the forecast period, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default event occurs. We determine EAD for each month of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we take into account collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral(1)
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting(2)	Net exposure
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	40.5	—	40.5	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers:⁽³⁾
–Retail Mortgages	176.5	(0.2)	176.3	8.3	—	8.3	—	(179.1)	—	5.5
–Corporate loans	18.5	(0.3)	18.2	8.9	—	8.9	(0.1)	(15.3)	—	11.7
–Finance leases	4.6	(0.1)	4.5	—	—	—	—	(4.5)	—	—
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.1	(0.3)	6.8	13.8	(0.1)	13.7	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.5	—	4.5	—	—	—	—	—	—	4.5
Total loans and advances to customers	212.1	(0.9)	211.2	31.0	(0.1)	30.9	(0.1)	(198.9)	—	43.1
–Loans and advances to banks	1.2	—	1.2	0.5	—	0.5	—	—	—	1.7
–Reverse repurchase agreements – non trading	12.5	—	12.5	—	—	—	—	(12.4)	(0.1)	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	226.0	(0.9)	225.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	45.0
Financial assets at fair value at FVOCI:
–Debt securities	8.5	—	8.5	—	—	—	—	—	—	8.5
Total financial assets at FVOCI	8.5	—	8.5	—	—	—	—	—	—	8.5
Total	275.0	(0.9)	274.1	31.5	(0.1)	31.4	(0.1)	(211.3)	(0.1)	94.0

2022
Cash and balances at central banks	46.6	—	46.6	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers:(3)
–Retail Mortgages(4)	188.3	(0.3)	188.0	8.0	—	8.0	—	(191.4)	—	4.6
–Corporate loans	19.1	(0.3)	18.8	9.3	—	9.3	(0.1)	(16.5)	—	11.5
–Finance leases	4.6	(0.1)	4.5	0.4	—	0.4	—	(4.8)	—	0.1
–Accrued interest and other adjustments	0.9	—	0.9	—	—	—	—	—	—	0.9
–Other unsecured loans	7.7	(0.2)	7.5	13.7	(0.1)	13.6	—	—	—	21.1
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.2	—	4.2	—	—	—	—	—	—	4.2
Total loans and advances to customers	224.8	(0.9)	223.9	31.4	(0.1)	31.3	(0.1)	(212.7)	—	42.4
–Loans and advances to banks	1.1	—	1.1	0.4	—	0.4	—	—	—	1.5
–Reverse repurchase agreements – non trading	7.3	—	7.3	—	—	—	—	(7.3)	—	—
–Other financial assets at amortised cost	0.2	—	0.2	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	233.4	(0.9)	232.5	31.8	(0.1)	31.7	(0.1)	(220.0)	—	44.1
Financial assets at FVOCI:
–Debt securities	6.0	—	6.0	—	—	—	—	—	—	6.0
Total financial assets at FVOCI	6.0	—	6.0	—	—	—	—	—	—	6.0
Total	286.0	(0.9)	285.1	31.8	(0.1)	31.7	(0.1)	(220.0)	—	96.7
(1)The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk - Credit risk management’ section.
(3)Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
(4)The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral(1)		Netting(2)	Net exposure
		Cash	Non-cash
2023	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.5	(0.8)	—	(0.5)	0.2
–Other financial assets at FVTPL	0.6	—	—	—	0.6
Total	2.1	(0.8)	—	(0.5)	0.8

2022
Financial assets at FVTPL:
–Derivative financial instruments	2.4	—	(1.7)	(0.5)	0.2
–Other financial assets at FVTPL	0.4	—	—	—	0.4
Total	2.8	—	(1.7)	(0.5)	0.6
(1)The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
(2)We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table we show the approximate
equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	40.5	—	—	—	—	—	—	—	—	40.5
–Stage 1	40.5	—	—	—	—	—	—	—	—	40.5
Financial assets at amortised cost:
–Loans and advances to customers(2)	5.3	34.7	85.6	49.3	14.7	8.4	5.5	8.6	(0.9)	211.2
–Stage 1	5.3	33.6	81.5	43.9	10.4	2.8	0.4	8.3	(0.1)	186.1
–Stage 2	—	1.1	4.1	5.4	4.3	5.5	2.4	0.1	(0.4)	22.5
–Stage 3	—	—	—	—	—	0.1	2.7	0.2	(0.4)	2.6
Of which mortgages:	5.2	33.1	81.0	42.0	6.7	3.8	3.4	1.3	(0.2)	176.3
–Stage 1	5.2	32.0	76.9	36.7	3.6	0.5	0.1	1.3	—	156.3
–Stage 2	—	1.1	4.1	5.3	3.1	3.2	1.4	—	(0.1)	18.1
–Stage 3	—	—	—	—	—	0.1	1.9	—	(0.1)	1.9
–Loans and advances to banks	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Stage 1	0.1	0.2	—	—	—	—	—	0.9	—	1.2
–Reverse repo agreements – non trading	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Stage 1	9.6	1.6	0.7	0.6	—	—	—	—	—	12.5
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	36.5	86.3	49.9	14.7	8.4	5.5	9.5	(0.9)	225.1
Financial assets at FVOCI:	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
–Stage 1	4.2	3.9	0.2	—	—	—	—	0.2	—	8.5
Total on balance sheet	59.9	40.4	86.5	49.9	14.7	8.4	5.5	9.7	(0.9)	274.1

Total off–balance sheet	—	6.3	7.0	6.8	4.6	1.7	0.4	4.7	(0.1)	31.4
–Stage 1	—	6.3	6.9	6.7	4.4	1.2	0.1	4.7	—	30.3
–Stage 2	—	—	0.1	0.1	0.2	0.5	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	59.9	46.7	93.5	56.7	19.3	10.1	5.9	14.4	(1.0)	305.5

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.2	0.1	—	0.4	1.7
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	13.3
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.5
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.0
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.3	0.5	0.0	1.0	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other(1)(2)		Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	46.6	—	—	—	—	—	—	—	—	46.6
–Stage 1	46.6	—	—	—	—	—	—	—	—	46.6
Financial assets at amortised cost:
–Loans and advances to customers⁽²⁾	9.5	36.5	87.1	52.7	15.2	9.3	5.4	9.0	(0.9)	223.8
–Stage 1	9.5	36.2	85.4	48.4	11.1	4.0	0.5	8.6	(0.1)	203.6
–Stage 2	—	0.3	1.7	4.3	4.1	5.2	2.6	0.2	(0.5)	17.9
–Stage 3	—	—	—	—	—	0.1	2.3	0.2	(0.3)	2.3
Of which mortgages:	9.5	34.1	83.8	45.6	7.3	3.8	3.1	1.1	(0.3)	188.0
–Stage 1	9.5	33.8	82.1	41.6	4.2	0.5	0.1	1.1	—	172.9
–Stage 2	—	0.3	1.7	4.0	3.1	3.2	1.3	—	(0.2)	13.4
–Stage 3	—	—	—	—	—	0.1	1.7	—	(0.1)	1.7
–Loans and advances to banks	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Stage 1	0.1	(0.1)	—	—	—	—	—	1.1	—	1.1
–Reverse repo agreements – non trading	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Stage 1	5.4	0.6	0.1	1.1	—	—	—	0.1	—	7.3
–Other financial assets at amortised cost	0.2	—	—	—	—	—	—	—	—	0.2
–Stage 1	0.2	—	—	—	—	—	—	—	—	0.2
Total financial assets at amortised cost	15.2	37.0	87.2	53.8	15.2	9.3	5.4	10.2	(0.9)	232.4
Financial assets at FVOCI:	3.5	2.2	0.3	—	—	—	—	—	—	6.0
–Stage 1	3.5	2.2	0.3	—	—	—	—	—	—	6.0
Total on balance sheet	65.3	39.2	87.5	53.8	15.2	9.3	5.4	10.2	(0.9)	285.0

Total off–balance sheet	0.1	7.2	6.9	6.5	4.9	2.1	0.4	3.7	(0.1)	31.7
–Stage 1	0.1	7.2	6.8	6.4	4.7	1.7	0.2	3.7	—	30.8
–Stage 2	—	—	0.1	0.1	0.2	0.4	0.1	—	(0.1)	0.8
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	65.4	46.4	94.4	60.3	20.1	11.4	5.8	13.9	(1.0)	316.7

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other(1)(2)	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers(2)	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	—
–Stage 2	—	—	—	—	0.1	0.2	0.2	—	0.5	2.8
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.0
Of which mortgages:	—	—	—	—	0.1	0.1	0.1	—	0.3	0.2
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	0.1	0.1	—	—	0.2	1.5
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.2	0.5	—	0.9	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3

Total off–balance sheet	—	—	—	—	—	—	0.1	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	0.1	—	0.1	12.5
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.2	0.6	—	1.0	0.3
(1)Includes Joint Ventures and Business Banking (including BBLs balances) as well as the Crown Dependencies portfolio. We use scorecards for these items, rather than rating models. Off-balance sheet exposures also include residential mortgage offers in the pipeline.
(2)Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	Customer Loans							12 month Gross write-offs	Loan Loss Allowance s
	Total	Stage 1		Stage 2		Stage 3(3)
2023	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail and Business Banking	182.3	160.8	88.3	19.2	10.5	2.3	1.27	141	501
– Mortgages	175.2	155.0	88.5	18.2	10.4	2.0	1.16	11	241
– EDB - Credit Cards	2.7	2.3	85.4	0.3	12.9	0.1	2.95	46	130
– EDB - Other(1)	4.4	3.5	80.9	0.7	14.8	0.2	4.38	84	130
Consumer Finance(2)	5.2	4.9	93.1	0.3	6.3	—	0.53	23	70
CCB	17.9	13.8	77.1	3.4	19.1	0.7	4.14	68	345
Corporate Centre	1.3	1.3	99.8	—	0.1	—	0.10	—	—
Total Drawn	206.7	180.8	87.5	22.9	11.1	3.0	1.49	232	916
Retail and Business Banking	22.0	21.5	—	0.5	—	—	—	—	43
– Mortgages	8.3	8.2	—	0.1	—	—	—	—	3
– EDB - Credit Cards	10.4	10.3	—	0.1	—	—	—	—	10
– EDB - Other(1)	3.3	3.0	—	0.3	—	—	—	—	30
Consumer Finance(2)	—	—	—	—	—	—	—	—	—
CCB	9.4	8.8	—	0.5	—	0.1	—	—	35
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	31.4	30.3	—	1.0	—	0.1	—	—	78
Total	238.1	211.1	—	23.9	—	3.1	—	232	994

2022	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail and Business Banking	194.6	178.0	91.5	14.6	7.4	2.0	1.08	113	504
– Mortgages	187.1	171.7	91.8	13.6	7.3	1.8	0.99	3	250
– EDB - Credit Cards	2.5	2.1	85.7	0.3	12.9	0.1	2.53	40	120
– EDB - Other(1)	5.0	4.2	82.8	0.7	13.0	0.1	4.30	70	134
Consumer Finance(2)	5.4	5.0	93.0	0.4	6.5	—	0.54	19	67
CCB	18.5	14.5	78.3	3.5	18.8	0.5	3.08	24	362
Corporate Centre	1.2	1.2	99.6	—	0.3	—	0.10	—	—
Total Drawn	219.7	198.7	90.4	18.5	8.4	2.5	1.24	156	933
Retail and Business Banking	21.8	21.2	—	0.5	—	0.1	—	—	42
– Mortgages	8.0	7.9	—	0.1	—	—	—	—	3
– EDB - Credit Cards	10.3	10.2	—	0.1	—	—	—	—	10
– EDB - Other(1)	3.5	3.1	—	0.3	—	0.1	—	—	29
Consumer Finance(2)	0.4	0.4	—	—	—	—	—	—	—
CCB	9.7	9.3	—	0.4	—	—	—	—	32
Corporate Centre	—	—	—	—	—	—	—	—	—
Total Undrawn	31.9	30.9	—	0.9	—	0.1	—	—	74
Total	251.6	229.6	—	19.4	—	2.6	—	156	1,007
(1)EDB - Other includes £1.8bn of BBLS lending (£1.7bn is BBLS with 100% Government guarantee), £2.1bn unsecured personal loans and £0.5bn overdrafts.
(2)Consumer Finance - 87% (2022:84%) of lending is collateralised on the vehicle.
(3)Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
Arrears over 90 days past due

	31 December 2023	31 December 2022
	%	%
Mortgages	0.80	0.62
Credit Cards	0.51	0.49
UPL	0.73	0.61
Overdrafts	2.43	2.24
Business Banking	4.15	3.47
Consumer Finance	0.43	0.44

	2023	2022
	£m	£m
Mortgage loans and advances to customers	175,239	187,141
of which:
– Stage 1	155,063	171,733
– Stage 2	18,160	13,576
– Stage 3	2,016	1,832
Loss allowances(1)	244	253

	%	%
Stage 1 ratio(2)	88.49	91.76
Stage 2 ratio(2)	10.36	7.25
Stage 3 ratio	1.16	0.99
(1)The ECL allowance is for both on and off–balance sheet exposures.
(2)Stage 1/Stage 2 exposures as a percentage of customer loans.

		Portfolio of particular interest(1)
	Total	Interest-only	Part interest- only, part repayment (2)	Flexible	LTV >100%	Buy-to-let	Other portfolio
2023	£m	£m	£m	£m	£m	£m	£m
Mortgage portfolio	175,239	39,104	12,788	5,418	445	15,585	120,878
–Stage 1	155,063	32,244	11,077	4,420	276	13,887	109,509
–Stage 2	18,160	5,874	1,472	744	104	1,647	10,618
–Stage 3	2,016	986	239	254	65	51	751
Stage 3 ratio	1.16%	2.54%	1.88%	5.01%	14.54%	0.33%	0.62%
Properties in possession	23	12	3	2	5	1	8
Balance weighted LTV (indexed)	51%	48%	51%	37%	116%	60%	53%

2022
Mortgage portfolio	187,141	41,098	13,759	6,765	372	16,799	129,299
–Stage 1	171,733	35,957	12,380	5,713	218	15,884	120,683
–Stage 2	13,576	4,265	1,161	839	102	876	7,916
–Stage 3	1,832	876	218	213	52	39	700
Stage 3 ratio	0.99%	2.15%	1.60%	3.45%	13.91%	0.23%	0.54%
Properties in possession	47	18	8	3	7	1	16
Balance weighted LTV (indexed)	50%	47%	49%	36%	117%	58%	52%
(1)Where a loan falls into more than one category, we include it in all the categories that apply. As a result, the sum of the mortgages in the segments of particular interest and the other portfolio does not agree to the total mortgage portfolio.
(2)Mortgage balance includes both the interest-only part of £9,684m (2022: £10,192m) and the non-interest-only part of the loan.

	Business banking	Other unsecured
		Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Loans and advances to customers	1,819	2,064	2,674	471	5,209	7,028
of which:
–Stage 1	1,574	1,743	2,283	207	4,233	5,807
–Stage 2	115	294	345	236	875	990
–Stage 3	130	27	46	28	101	231
Loss allowances(1)	16	66	140	78	284	300
Stage 3 undrawn exposures	2				37	39
Stage 3 ratio	7.25%				2.65%	3.83%
Gross write-offs (12 months)	11				119	130

2022
Loans and advances to customers	2,519	1,982	2,558	461	5,001	7,520
of which:
–Stage 1	2,223	1,730	2,192	155	4,077	6,300
–Stage 2	133	231	329	282	842	975
–Stage 3	163	21	37	24	82	245
Loss allowances(1)	19	62	130	82	274	293
Stage 3 undrawn exposures	3				32	35
Stage 3 ratio	6.58%				2.27%	3.71%
Gross write-offs (12 months)	11				99	110
(1)The ECL allowance is for both on and off–balance sheet exposures.

	2023	2022
	£m	£m
Loans and advances to customers	5,228	5,384
of which:
–Stage 1	4,870	5,005
–Stage 2	330	350
–Stage 3	28	29
Loss allowances(1)	70	67
Stage 3 ratio	0.53%	0.54%
Gross write-offs	23	19
(1)The ECL allowance is for both on and off–balance sheet exposures.

2023	Committed exposure
		Watchlist
	Fully performing	Enhanced monitoring	Proactive management	Stage 3	Total (1)	Loss allowances
	£m	£m	£m	£m	£m	£m
SME and mid corporate	10,140	462	1,447	627	12,676	341
Commercial Real Estate	4,734	10	496	118	5,358	39
Social Housing	7,752	—	204	—	7,956	—
	22,626	472	2,147	745	25,990	380

2022
SME and mid corporate	11,796	431	1,383	513	14,123	355
Commercial Real Estate	4,765	103	480	59	5,407	38
Social Housing	7,979	46	10	—	8,035	1
	24,540	580	1,873	572	27,565	394
(1)Includes committed facilities and derivatives.

Disclosure of IFRS 9 Credit Quality

	Stage 1	Stage 2	Stage 3	Total
2023	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking	160,870	19,150	2,247	182,267
– Mortgages	155,063	18,160	2,016	175,239
– EDB - Credit Cards	2,283	345	46	2,674
– EDB - Other	3,524	645	185	4,354
Consumer Finance	4,870	330	28	5,228
CCB	13,822	3,418	699	17,939
Corporate Centre	64,094	1	1	64,096
Total on-balance sheet	243,656	22,899	2,975	269,530
Off-balance sheet
Retail and Business Banking(1)	21,598	433	59	22,090
– Mortgages(1)	8,189	120	20	8,329
– EDB - Credit Cards	10,295	114	33	10,442
– EDB - Other	3,114	199	6	3,319
Consumer Finance	—	—	—	—
CCB	8,745	547	46	9,338
Corporate Centre	11	—	—	11
Total off-balance sheet(2)	30,354	980	105	31,439
Total exposures	274,010	23,879	3,080	300,969

ECL
On-balance sheet
Retail and Business Banking	57	274	170	501
– Mortgages	22	110	109	241
– EDB - Credit Cards	17	87	26	130
– EDB - Other	18	77	35	130
Consumer Finance	21	30	19	70
CCB	64	118	163	345
Corporate Centre	—	—	—	—
Total on-balance sheet	142	422	352	916
Off-balance sheet
Retail and Business Banking	16	26	1	43
– Mortgages	2	1	—	3
– EDB - Credit Cards	4	6	—	10
– EDB - Other	10	19	1	30
Consumer Finance	—	—	—	—
CCB	12	14	9	35
Corporate Centre	—	—	—	—
Total off-balance sheet	28	40	10	78
Total ECL	170	462	362	994

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail and Business Banking	—	1.4	7.5	0.3
– Mortgages	—	0.6	5.4	0.1
– EDB - Credit Cards	0.8	25.2	57.7	4.9
– EDB - Other	0.5	11.9	18.8	3.0
Consumer Finance	0.4	9.0	68.5	1.3
CCB	0.5	3.5	23.4	1.9
Corporate Centre	—	—	10.0	—
Total on-balance sheet	0.1	1.8	11.8	0.3
Off-balance sheet
Retail and Business Banking	0.1	6.0	2.8	0.2
– Mortgages	—	1.1	0.5	—
– EDB - Credit Cards	—	5.0	1.9	0.1
– EDB - Other	0.3	9.6	18.0	0.9
Consumer Finance	—	—	—	—
CCB	0.1	2.5	20.2	0.4
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.1	10.4	0.2
Total coverage	0.1	1.9	11.8	0.3
(1)Off-balance sheet exposures include  £3.3bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2022 comprised £219.7bn of customer loans, loans and advances to banks of £1.1bn, £7.5bn of sovereign assets measured at amortised cost, £6.0bn of assets measured at FVOCI, and £46.6bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2022	£m	£m	£m	£m
Exposures
On-balance sheet
Retail and Business Banking	178,033	14,551	2,077	194,661
– Mortgages	171,733	13,576	1,832	187,141
– EDB - Credit Cards	2,192	329	37	2,558
– EDB - Other	4,108	646	208	4,962
Consumer Finance	5,005	350	29	5,384
CCB	14,507	3,476	535	18,518
Corporate Centre	62,405	3	1	62,409
Total on-balance sheet	259,950	18,380	2,642	280,972
Off-balance sheet
Retail and Business Banking(1)	21,176	490	56	21,722
– Mortgages(1)	7,899	109	21	8,029
– EDB - Credit Cards	10,137	122	29	10,288
– EDB - Other	3,140	259	6	3,405
Consumer Finance	356	—	—	356
CCB	9,331	412	37	9,780
Corporate Centre	—	—	—	—
Total off-balance sheet(2)	30,863	902	93	31,858
Total exposures	290,813	19,282	2,735	312,830

ECL
On-balance sheet
Retail and Business Banking	57	295	152	504
– Mortgages	24	131	95	250
– EDB - Credit Cards	14	85	21	120
– EDB - Other	19	79	36	134
Consumer Finance	19	27	21	67
CCB	69	155	138	362
Corporate Centre	—	—	—	—
Total on-balance sheet	145	477	311	933
Off-balance sheet
Retail and Business Banking	12	28	2	42
– Mortgages	2	1	—	3
– EDB - Credit Cards	3	6	1	10
– EDB - Other	7	21	1	29
Consumer Finance	—	—	—	—
CCB	14	11	7	32
Corporate Centre	—	—	—	—
Total off-balance sheet	26	39	9	74
Total ECL	171	516	320	1,007

Coverage ratio(3)%		%	%	%
On-balance sheet
Retail and Business Banking	—	2.0	7.3	0.3
– Mortgages	—	1.0	5.2	0.1
– EDB - Credit Cards	0.6	25.8	56.8	4.7
– EDB - Other	0.5	12.2	17.3	2.7
Consumer Finance	0.4	7.7	72.4	1.2
CCB	0.5	4.5	25.8	2.0
Corporate Centre	—	—	—	—
Total on-balance sheet	0.1	2.6	11.8	0.3
Off-balance sheet
Retail and Business Banking	0.1	5.7	3.6	0.2
– Mortgages	—	0.9	—	—
– EDB - Credit Cards	—	4.9	3.4	0.1
– EDB - Other	0.2	8.1	16.7	0.9
Consumer Finance	—	—	—	—
CCB	0.2	2.7	18.9	0.3
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	4.3	9.7	0.2
Total coverage	0.1	2.7	11.7	0.3
(1)Off-balance sheet exposures include £2.8bn of residential mortgage offers in the pipeline.
(2)Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 31.
(3)ECL as a percentage of the related exposure.

Disclosure of Stage 2 Exposures by Classification	The following table analyses our Stage 2 exposures and ECL by the reason the exposure is classified as Stage 2.

2023		PD deterioration	Forbearance(1)	Other	30 DPD	Secured affordability	Unsecured affordability	Mortgage Refinancing	High risk corporate	Total
Retail and Business Banking - Mortgages	Exposure £m	5,877	516	549	560	2,889	—	7,769	—	18,160
	ECL £m	65	2	3	12	9	—	19	—	110
	Coverage %	1.1	0.3	0.7	2.1	0.3	—	0.2	—	0.6
Retail and Business Banking EDB - Credit Cards	Exposure £m	256	—	17	9	—	63	—	—	345
	ECL £m	63	—	5	4	—	15	—	—	87
	Coverage %	24.9	27.7	24.5	47.1	—	23.7	—	—	25.2
Retail and Business Banking EDB - Other	Exposure £m	288	—	19	169	—	169	—	—	645
	ECL £m	36	—	3	18	—	20	—	—	77
	Coverage %	12.3	—	16.2	10.8	—	11.7	—	—	11.9
Consumer Finance	Exposure £m	115	—	126	25	64	—	—	—	330
	ECL £m	10	—	5	11	4	—	—	—	30
	Coverage %	8.7	—	4.0	43.4	6.3	—	—	—	9.0
CCB	Exposure £m	1,809	85	533	93	—	—	—	898	3,418
	ECL £m	75	2	17	2	—	—	—	22	118
	Coverage %	4.1	2.5	3.2	2.4	—	—	—	2.5	3.5
Corporate Centre	Exposure £m	—	—	—	1	—	—	—	—	1
	ECL £m	—	—	—	—	—	—	—	—	—
	Coverage %	—	—	—	—	—	—	—	—	—
Total Drawn	Exposure £m	8,345	601	1,244	857	2,953	232	7,769	898	22,899
	ECL £m	249	4	33	47	13	35	19	22	422
	Coverage %	3.0	0.7	2.7	5.5	0.4	15.0	0.2	2.5	1.8
Undrawn	ECL £m	28	—	4	3	—	3	—	2	40
Total Reported	Exposure £m	9,160	601	1,436	893	2,889	233	7,769	898	23,879
	ECL £m	277	4	37	50	13	38	19	24	462

2022
Retail and Business Banking - Mortgages	Exposure £m	7,310	449	393	463	4,961	—	n/a	—	13,576
	ECL £m	85	2	7	10	27	—	n/a	—	131
	Coverage %	1.2	0.4	1.8	2.2	0.5	—	n/a	—	1.0
Retail and Business Banking EDB - Credit Cards	Exposure £m	240	—	22	8	—	59	n/a	—	329
	ECL £m	63	—	4	4	—	14	n/a	—	85
	Coverage %	26.3	—	18.2	50.0	—	23.7	n/a	—	25.8
Retail and Business Banking EDB - Other	Exposure £m	303	—	26	178	—	139	n/a	—	646
	ECL £m	42	—	6	14	—	17	n/a	—	79
	Coverage %	13.9	—	23.1	7.9	—	12.2	n/a	—	12.2
Consumer Finance	Exposure £m	159	—	164	27	—	—	n/a	—	350
	ECL £m	12	—	5	10	—	—	n/a	—	27
	Coverage %	7.5	—	3.0	37.0	—	—	n/a	—	7.7
CCB	Exposure £m	1,548	64	684	214	—	—	n/a	966	3,476
	ECL £m	81	4	1	10	—	—	n/a	59	155
	Coverage %	5.2	6.3	0.1	4.7	—	—	n/a	6.1	4.5
Corporate Centre	Exposure £m	—	—	—	3	—	—	n/a	—	3
	ECL £m	—	—	—	—	—	—	n/a	—	—
	Coverage %	—	—	—	—	—	—	n/a	—	—
Total Drawn	Exposure £m	9,560	513	1,289	893	4,961	198	n/a	966	18,380
	ECL £m	283	6	23	48	27	31	n/a	59	477
	Coverage %	3.0	1.2	1.8	5.4	0.5	15.7	n/a	6.1	2.6
Undrawn	ECL £m	19	—	8	6	—	4	n/a	2	39
Total Reported	Exposure £m	10,323	625	1,271	937	4,961	199	n/a	966	19,282
	ECL £m	302	6	31	54	27	35	n/a	61	516
(1)    Where the values of ECL and/or exposures are not nil, but round to nil when presented in £millions, the coverage ratio is still presented in the table.
Where balances satisfy more than one of the criteria above for determining a SICR, we have assigned the corresponding gross carrying amount and ECL in order of the categories presented.

Disclosure of Stage 2 Exposures by Cure Period

	2023			2022
	Exposure	ECL	Coverage	Exposure	ECL	Coverage
	£m	£m	%	£m	£m	%
Stage 2
Not in cure period	12,682	360	2.8	13,156	439	3.3
In cure period (for transfer to Stage 1)	11,197	102	0.9	6,126	77	1.3
	23,879	462	1.9	19,282	516	2.7
Stage 3
Not in cure period	2,712	342	12.6	2,421	286	11.8
In cure period (for transfer to Stage 2)	368	20	5.4	314	34	10.8
	3,080	362	11.8	2,735	320	11.7

Disclosure of ECL Reconciliation	The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2023	£m	£m	£m	£m	£m
Retail and Business Banking	182,267	501	181,766	22,090	43
–Mortgages(1)	175,239	241	174,998	8,329	3
–EDB - Credit Cards(2)	2,674	130	2,544	10,442	10
–EDB - Other (3)	4,354	130	4,224	3,319	30
Consumer Finance	5,228	70	5,158	—	—
Corporate & Commercial Banking	17,939	345	17,594	9,338	35
Corporate Centre	64,096	—	64,096	11	—
Total exposures presented in Credit Quality tables	269,530	916	268,614	31,439	78
Joint ventures			4,488
Other items			960
Adjusted net carrying amount			274,062
Assets classified at FVTPL			2,074
Non-financial assets(3)			5,947
Total assets per the Consolidated Balance Sheet			282,083

2022
Retail and Business Banking	194,661	504	194,157	21,722	42
–Mortgages(1)	187,141	250	186,891	8,029	3
–EDB - Credit Cards(2)	2,558	120	2,438	10,288	10
–EDB - Other(3)	4,962	134	4,828	3,405	29
Consumer Finance	5,384	67	5,317	356	—
Corporate & Commercial Banking	18,518	362	18,156	9,780	32
Corporate Centre	62,409	—	62,409	—	—
Total exposures presented in Credit Quality tables	280,972	933	280,039	31,858	74
Joint ventures			4,165
Other items			904
Adjusted net carrying amount			285,108
Assets classified at FVTPL			2,873
Non-financial assets(3)			4,262
Total assets per the Consolidated Balance Sheet			292,243
(1)Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgages products.
(2)Off-balance sheet exposures include credit cards.
(3)Non-financial assets include £630m (2022: £2,654m) of Macro hedge of interest rate risk.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	290,813	171	19,282	516	2,735	320	312,830	1,007
Transfers from Stage 1 to Stage 2(3)	(13,160)	(9)	13,160	9	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	5,974	111	(5,974)	(111)	—	—	—	—
Transfers to Stage 3(3)	(600)	(6)	(924)	(38)	1,524	44	—	—
Transfers from Stage 3(3)	28	1	306	15	(334)	(16)	—	—
Transfers of financial instruments	(7,758)	97	6,568	(125)	1,190	28	—	—
Net ECL remeasurement on stage transfer(4)	—	(111)	—	145	—	130	—	164
Change in economic scenarios(2)	—	29	—	(33)	—	9	—	5
New lending and assets purchased(5)	25,306	28	562	45	59	20	25,927	93
Redemptions, repayments and assets sold(7)	(34,246)	(35)	(3,030)	(53)	(886)	(46)	(38,162)	(134)
Changes in risk parameters and other movements(6)	(105)	(9)	497	(33)	394	133	786	91
Assets written off(7)	—	—	—	—	(412)	(232)	(412)	(232)
At 31 December 2023	274,010	170	23,879	462	3,080	362	300,969	994
Net movement in the period	(16,803)	(1)	4,597	(54)	345	42	(11,861)	(13)

ECL (release)/charge to the Income Statement		(1)		(54)		274		219
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		8		8
Total ECL (release)/charge to the Income Statement		(1)		(54)		261		206

At 1 January 2022	298,285	133	18,013	330	3,021	403	319,319	866
Transfers from Stage 1 to Stage 2(3)	(9,100)	(25)	9,100	25	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	7,207	133	(7,207)	(133)	—	—	—	—
Transfers to Stage 3(3)	(621)	(4)	(624)	(32)	1,245	36	—	—
Transfers from Stage 3(3)	10	1	758	150	(768)	(151)	—	—
Transfers of financial instruments	(2,504)	105	2,027	10	477	(115)	—	—
Net ECL remeasurement on stage transfer(4)	—	(110)	—	98	—	110	—	98
Change in economic scenarios(2)	—	37	—	123	—	3	—	163
New lending and assets purchased(5)	48,194	42	1,119	76	64	24	49,377	142
Redemptions, repayments and assets sold(7)	(55,332)	(35)	(2,065)	(60)	(950)	(35)	(58,347)	(130)
Changes in risk parameters and other movements(6)	2,170	(1)	188	(61)	377	87	2,735	25
Assets written off (7)	—	—	—	—	(254)	(157)	(254)	(157)
At 31 December 2022	290,813	171	19,282	516	2,735	320	312,830	1,007
Net movement in the period	(7,472)	38	1,269	186	(286)	(83)	(6,489)	141

ECL charge/(release) to the Income Statement		38		186		74		298
Less: Discount unwind		—		—		(13)		(13)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		38		186		97		321
(1)Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
(2)Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
(3)Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
(4)Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
(5)Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
(6)Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
(7)Exposures and ECL for facilities that existed at the start of the period but not at the end.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 119 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	179,632	26	13,685	132	1,853	95	195,170	253
Transfers from Stage 1 to Stage 2(3)	(11,006)	(3)	11,006	3	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,838	30	(4,838)	(30)	—	—	—	—
Transfers to Stage 3(3)	(337)	(3)	(570)	(15)	907	18	—	—
Transfers from Stage 3(3)	14	—	279	9	(293)	(9)	—	—
Transfers of financial instruments	(6,491)	24	5,877	(33)	614	9	—	—
Net ECL remeasurement on stage transfer(4)	—	(28)	—	40	—	22	—	34
Change in economic scenarios(2)	—	—	—	(2)	—	3	—	1
New lending and assets purchased(5)	12,957	4	154	3	5	1	13,116	8
Redemptions, repayments and assets sold(7)	(23,522)	(6)	(1,765)	(12)	(417)	(14)	(25,704)	(32)
Changes in risk parameters and other movements(6)	676	4	329	(17)	35	4	1,040	(9)
Assets written off (7)	—	—	—	—	(54)	(11)	(54)	(11)
At 31 December 2023	163,252	24	18,280	111	2,036	109	183,568	244
Net movement in the period	(16,380)	(2)	4,595	(21)	183	14	(11,602)	(9)

ECL (release)/charge to the Income Statement		(2)		(21)		25		2
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		29		29
Total ECL (release)/charge to the Income Statement		(2)		(21)		51		28

At 1 January 2022	180,232	14	11,199	88	1,816	89	193,247	191
Transfers from Stage 1 to Stage 2(3)	(5,833)	(1)	5,833	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	2,961	16	(2,961)	(16)	—	—	—	—
Transfers to Stage 3(3)	(278)	(2)	(448)	(11)	726	13	—	—
Transfers from Stage 3(3)	3	—	280	9	(283)	(9)	—	—
Transfers of financial instruments	(3,147)	13	2,704	(17)	443	4	—	—
Net ECL remeasurement on stage transfer(4)	—	(15)	—	40	—	8	—	33
Change in economic scenarios(2)	—	1	—	21	—	2	—	24
New lending and assets purchased(5)	35,028	7	529	11	1	—	35,558	18
Redemptions, repayments and assets sold(7)	(32,565)	(3)	(1,229)	(11)	(415)	(12)	(34,209)	(26)
Changes in risk parameters and other movements(6)	84	9	482	—	18	7	584	16
Assets written off(7)	—	—	—	—	(10)	(3)	(10)	(3)
At 31 December 2022	179,632	26	13,685	132	1,853	95	195,170	253
Net movement in the period	(600)	12	2,486	44	37	6	1,923	62

ECL charge/(release) to the Income Statement		12		44		9		65
Less: Discount unwind		—		—		(2)		(2)
Less: Recoveries net of collection costs		—		—		(1)		(1)
Total ECL charge/(release) to the Income Statement		12		44		6		62
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 119 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	23,838	83	3,888	166	572	145	28,298	394
Transfers from Stage 1 to Stage 2(3)	(1,376)	(1)	1,376	1	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	512	10	(512)	(10)	—	—	—	—
Transfers to Stage 3(3)	(118)	(3)	(258)	(8)	376	11	—	—
Transfers from Stage 3(3)	1	—	9	1	(10)	(1)	—	—
Transfers of financial instruments	(981)	6	615	(16)	366	10	—	—
Net ECL remeasurement on stage transfer(4)	—	(16)	—	29	—	64	—	77
Change in economic scenarios(2)	—	30	—	(30)	—	6	—	6
New lending and assets purchased(5)	7,257	5	132	6	38	10	7,427	21
Redemptions, repayments and assets sold(7)	(6,713)	(13)	(869)	(10)	(193)	(23)	(7,775)	(46)
Changes in risk parameters and other movements(6)	(834)	(19)	199	(13)	137	28	(498)	(4)
Assets written off (7)	—	—	—	—	(175)	(68)	(175)	(68)
At 31 December 2023	22,567	76	3,965	132	745	172	27,277	380
Net movement in the period	(1,271)	(7)	77	(34)	173	27	(1,021)	(14)

ECL (release)/charge to the Income Statement		(7)		(34)		95		54
Less: Discount unwind		—		—		(9)		(9)
Less: Recoveries net of collection costs		—		—		(5)		(5)
Total ECL (release)/charge to the Income Statement		(7)		(34)		81		40

	Stage 1		Stage 2		Stage 3		Total
	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL	Exposures(1)	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	20,604	50	5,914	127	827	248	27,345	425
Transfers from Stage 1 to Stage 2(3)	(2,195)	(14)	2,195	14	—	—	—	—
Transfers from Stage 2 to Stage 1(3)	4,023	92	(4,023)	(92)	—	—	—	—
Transfers to Stage 3(3)	(172)	(1)	(111)	(13)	283	14	—	—
Transfers from Stage 3(3)	—	—	463	135	(463)	(135)	—	—
Transfers of financial instruments	1,656	77	(1,476)	44	(180)	(121)	—	—
Net ECL remeasurement on stage transfer(4)	—	(72)	—	(41)	—	61	—	(52)
Change in economic scenarios(2)	—	38	—	76	—	—	—	114
New lending and assets purchased(5)	8,629	16	228	19	43	12	8,900	47
Redemptions, repayments and assets sold(7)	(9,019)	(15)	(584)	(32)	(53)	(17)	(9,656)	(64)
Changes in risk parameters and other movements(6)	1,968	(11)	(194)	(27)	21	(14)	1,795	(52)
Assets written off (7)	—	—	—	—	(86)	(24)	(86)	(24)
At 31 December 2022	23,838	83	3,888	166	572	145	28,298	394
Net movement in the period	3,234	33	(2,026)	39	(255)	(103)	953	(31)

ECL charge/(release) to the Income Statement		33		39		(79)		(7)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		42		42
Total ECL charge/(release) to the Income Statement		33		39		(40)		32

Disclosure of Country Risk Exposures	The tables below show our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation. The table below excludes balances with other Banco Santander group members. We show them separately in the section that immediately follows.

	2023						2022
		Financial institutions						Financial institutions
	Government s	Banks(1)	Other	Retail	Corporat e	Total(2)	Governments	Banks(1)	Other	Retail	Corporat e	Total(2)
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Eurozone
Ireland	—	—	3.1	—	0.1	3.2	—	—	2.3	—	0.1	2.4
Spain	—	—	—	—	—	—	—	—	—	—	—	—
France	0.1	1.7	0.8	—	—	2.6	0.1	0.8	0.5	—	—	1.4
Germany	—	0.2	0.3	—	—	0.5	—	0.3	—	—	0.1	0.4
Luxembourg	—	—	0.5	—	0.1	0.6	—	—	—	—	—	—
Other(3)	0.3	0.7	—	—	—	1.0	0.3	0.5	—	—	—	0.8
	0.4	2.6	4.7	—	0.2	7.9	0.4	1.6	2.8	—	0.2	5.0
Other countries
UK	40.8	1.7	7.2	208.4	25.0	283.1	46.6	1.8	6.2	220.2	26.8	301.6
US	—	0.7	—	—	—	0.7	0.1	1.0	—	—	—	1.1
Japan	2.0	0.9	—	—	—	2.9	1.1	0.3	—	—	—	1.4
Switzerland	2.1	—	—	—	—	2.1	1.2	—	—	—	—	1.2
Other	0.1	1.2	0.2	1.3	0.7	3.5	0.1	0.8	0.2	1.3	0.5	2.9
	45.0	4.5	7.4	209.7	25.7	292.3	49.1	3.9	6.4	221.5	27.3	308.2
Total	45.4	7.1	12.1	209.7	25.9	300.2	49.5	5.5	9.2	221.5	27.5	313.2
(1)Excludes balances with central banks.
(2)Excludes cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
(3)Includes The Netherlands £0.3bn (2022: £0.1bn), Belgium £0.5bn (2022: £0.6bn), and Finland £0.1bn (2022: £0.1bn).

Disclosure of Balances with Other Banco Santander Group Companies	At 31 December 2023 and 31 December 2022, we had gross balances with other Banco Santander group members as follows:

	2023				2022
	Financial institutions				Financial institutions
	Banks	Other	Corporate	Total	Banks	Other	Corporate	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Spain	0.9	—	—	0.9	1.4	—	—	1.4
UK	—	4.5	—	4.5	—	4.2	—	4.2
	0.9	4.5	—	5.4	1.4	4.2	—	5.6
Liabilities
Spain	2.3	0.1	—	2.4	1.7	0.1	—	1.8
UK	—	0.9	—	0.9	—	1.2	—	1.2
	2.3	1.0	—	3.3	1.7	1.3	—	3.0

Disclosure of Borrower Profile

	Stock				New business
	2023		2022		2023		2022
	£m	%	£m	%	£m	%	£m	%
Home movers(1)	73,075	42	77,708	41	5,009	41	12,221	36
Remortgagers(2)	49,084	28	53,936	29	3,901	32	10,644	31
First-time buyers	37,495	21	38,698	21	3,015	25	8,129	24
Buy-to-let	15,585	9	16,799	9	239	2	3,133	9
	175,239	100	187,141	100	12,164	100	34,127	100
(1)'Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
(2)'Remortgagers’ are new customers who are taking a new mortgage with us.

Disclosure of Interest Rate Profile of Mortgage Assets Stock	The interest rate profile of our maturing mortgage asset stock was:

	2023		2022
	£m	%	£m	%
Fixed rate	155,363	89	166,281	89
Of which maturing:
–< 12 months	38,419	22	39,123	21
–Later than 1 year but no later than 3 years	66,451	38	39,056	21
–Later than 3 years but no later than 4 years	34,925	20	24,584	13
–Later than 4 years but no later than 5 years	11,126	6	25,290	14
–Later than 5 years	4,442	3	38,228	20
Variable rate	13,923	8	12,511	7
Standard Variable Rate (SVR)	3,942	2	5,682	3
Follow on Rate (FoR)	2,011	1	2,667	1
	175,239	100	187,141	100

Disclosure of Geographic Distribution of Mortgage Assets Stock

	Stock		New business
	2023	2022	2023	2022
Region	£bn	£bn	£bn	£bn
London	44.6	47.8	2.9	8.3
Midlands and East Anglia	24.6	26.0	1.8	5.3
North	23.2	24.8	1.7	4.7
Northern Ireland	2.6	2.9	0.1	0.3
Scotland	6.4	6.8	0.6	1.2
South East excluding London	55.6	59.3	3.8	10.6
South West, Wales and other	18.2	19.5	1.3	3.7
	175.2	187.1	12.2	34.1

Disclosure of Mortgage Loan Size	The split of our mortgage asset by size was:

Mortgage loan size	2023	2022
>£1.0m	2%	2%
£0.5m to £1.0m	10%	10%
£0.25m to £0.5m	31%	31%
<£0.25m	57%	57%
Average loan size (stock) (1)	£188k	£184k
Average loan size (new business)	£228k	£237k
(1) Average initial advance of existing stock.

Disclosure of LTV Distribution of Mortgage Assets Stock	This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2023					2022
	Stock		Stage 3		New	Stock		Stage 3		New
	Total	ECL	Total	ECL	Business	Total	ECL	Total	ECL	Business
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	79,949	31	1,110	12	2,616	88,841	37	1,116	14	4,890
>50-60%	33,402	24	348	10	1,604	36,356	29	284	11	4,014
>60-70%	31,261	40	248	16	1,977	34,350	50	197	16	6,104
>70-80%	18,847	50	139	20	2,736	17,977	46	110	15	10,094
>80-90%	8,917	35	67	15	2,318	7,369	29	42	9	6,002
>90-100%	2,418	20	39	11	900	1,876	17	32	9	2,999
>100%	445	44	65	25	13	372	45	52	21	24
	175,239	244	2,016	109	12,164	187,141	253	1,833	95	34,127
Collateral value (1)	175,182		2,005		12,164	187,093		1,824		34,126

	%		%		%	%		%		%
Average LTV - Balance weighted(2)	51		49		66	50		47		69
(1)Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £389m (2022: £323m).
(2)Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
Disclosure of Loan Modifications	The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	351	317
–Net modification loss	5	7
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	79	91

	2023		2022
	Term extension	Interest-only	Term extension	Interest-only
	£m	£m	£m	£m
Stage 1	122	1,186	n/a	n/a
Stage 2	31	510	n/a	n/a
Stage 3	2	18	n/a	n/a
	155	1,714	n/a	n/a
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	Business banking	Credit cards	Overdrafts	Total
2023	£m	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	—	13	8	21
–Net modification loss	—	14	6	20
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	2	1	3

2022
Financial assets modified in the period:
–Amortised cost before modification	—	7	7	14
–Net modification loss	—	7	6	13
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	—	3	1	4
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL.

	2023	2022
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	189	240
–Net modification loss	10	8
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	27	15

Disclosure of Forbearance Balances	The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period-end and the forbearance we applied, were:

	Capitalisation	Term extension	Interest-only	Concessionary interest rate	Total	Loss allowances
2023	£m	£m	£m	£m	£m	£m
Stage 2	327	388	212	11	938	8
Stage 3	285	150	64	172	671	30
	612	538	276	183	1,609	38
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%

2022
Stage 2	311	320	240	6	877	11
Stage 3	299	140	65	190	694	31
	610	460	305	196	1,571	42
Proportion of portfolio	0.3%	0.3%	0.2%	0.1%	0.9%
(1)We base forbearance type on the first forbearance on the accounts.
The balances at 31 December 2023 and 31 December 2022 were:

	Interest-only(2)	Flexible	LTV >100%	Buy-to-Let
2023	£m	£m	£m	£m
Total	368	74	12	23
–Stage 2	219	55	3	16
–Stage 3	149	19	9	7

2022
Total	292	36	10	15
–Stage 2	112	19	1	11
–Stage 3	180	17	9	4
(1)Where a loan falls into more than one category, we have included it in all the categories that apply.
(2)Comprises full interest-only loans and part interest-only, part repayment loans.
The balances at 31 December 2023 and 31 December 2022 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2023	£m	£m	£m	£m	£m	£m
Total	3	1	47	19	67	70
–Stage 2	—	1	5	2	8	8
–Stage 3	3	—	42	17	59	62

2022
Total	3	1	34	16	51	54
–Stage 2	—	1	6	2	9	9
–Stage 3	3	—	28	14	42	45
We only make forbearance arrangements for lending to customers. The balances at 31 December 2023 and 31 December 2022, analysed by their staging at the period–end and the forbearance we applied, were:

	2023	2022
	£m	£m
Stock(1)
–Term extension	113	98
–Interest-only	215	238
–Other payment rescheduling	264	219
	592	555
Of which:
–Stage 1	2	17
–Stage 2	159	173
–Stage 3	431	365
	592	555
Proportion of portfolio	2.3%	2.0%
(1)We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating	These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	166	911	2,970	3,497	3,575	1,439	118	12,676
Commercial Real Estate	—	—	360	1,684	2,132	972	209	1	5,358
Social Housing	43	3,032	4,881	—	—	—	—	—	7,956
	43	3,198	6,152	4,654	5,629	4,547	1,648	119	25,990
Of which:
Stage 1	43	3,130	6,152	4,618	4,715	2,363	141	118	21,280
Stage 2	—	68	—	36	914	2,184	762	1	3,965
Stage 3	—	—	—	—	—	—	745	—	745

2022
SME and mid corporate	—	336	923	2,341	3,299	5,327	1,791	106	14,123
Commercial Real Estate	—	2	111	2,044	2,128	936	185	1	5,407
Social Housing	44	4,028	3,956	6	—	—	—	1	8,035
	44	4,366	4,990	4,391	5,427	6,263	1,976	108	27,565
Of which:
Stage 1	39	4,364	4,944	4,202	4,773	4,289	386	108	23,105
Stage 2	5	2	46	189	654	1,974	1,018	—	3,888
Stage 3	—	—	—	—	—	—	572	—	572
(1)Smaller exposures mainly in the commercial mortgage portfolio. We use scorecards for them, instead of a rating model.
These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other(1)	Total
2023	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	48,338	1,895	—	—	—	—	—	—	50,233
Structured Products	170	1,470	787	—	—	—	—	—	2,427
Financial Institutions	1,262	667	436	7	—	—	—	—	2,372
Crown Dependencies	—	—	—	—	—	—	—	1,256	1,256
	49,770	4,032	1,223	7	—	—	—	1,256	56,288
Of which:
Stage 1	49,770	4,032	1,223	7	—	—	—	1,254	56,286
Stage 2	—	—	—	—	—	—	—	1	1
Stage 3	—	—	—	—	—	—	—	1	1

2022
Sovereign and Supranational	53,910	1,077	—	—	—	—	—	—	54,987
Structured Products	136	1,162	875	—	—	—	—	—	2,173
Financial Institutions	1,191	676	635	26	—	—	—	—	2,528
Crown Dependencies	—	—	—	—	—	—	—	1,141	1,141
	55,237	2,915	1,510	26	—	—	—	1,141	60,829
Of which:
Stage 1	55,237	2,915	1,510	26	—	—	—	1,137	60,825
Stage 2	—	—	—	—	—	—	—	3	3
Stage 3	—	—	—	—	—	—	—	1	1
(1)Smaller exposures mainly in the commercial mortgage portfolio, and Crown Dependencies residential mortgages portfolio. We use scorecards for them, instead of a rating model.

Disclosure of Segments Exposure by Geographical Distribution	We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead. At 31 December 2023 and 31 December 2022 this is mainly focused in the UK.
We typically classify geographical location according to the counterparty’s country of domicile unless a full risk transfer guarantee is in place, in which case we use the guarantor’s country of domicile instead.

	2023					2022
	UK	Europe	US	Rest of World	Total	UK	Europe	US	Rest of World	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Sovereign and Supranational	45,367	2,062	—	2,804	50,233	50,806	1,886	83	2,212	54,987
Structured Products	1,430	243	—	754	2,427	1,379	422	4	368	2,173
Financial Institutions	892	1,004	282	194	2,372	1,075	1,036	230	187	2,528
Crown Dependencies	—	—	—	1,256	1,256	—	—	—	1,141	1,141
	47,689	3,309	282	5,008	56,288	53,260	3,344	317	3,908	60,829

Disclosure of Segments Exposures by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2023	£m	£m	£m
SME and mid corporate	627	190	437
Commercial Real Estate	118	28	90
	745	218	527

2022
SME and mid corporate	513	169	344
Commercial Real Estate	59	30	29
	572	199	373